Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001734005
Document Type	6-K
Entity File Number	001-38764
Entity Registrant Name	Aptorum Group Limited
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31